Leases - Amounts recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Interest expenses on lease liabilities	$ 102,480	$ 97,620
Capital gains related to sale and leaseback transactions		3,619
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short-term leases:	121,115	181,856
Containers
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short-term leases:	$ 27,049	$ 27,417